FORWARD FUNDS

Supplement dated January 15, 2014

to the

Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C and Advisor Class Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO MANAGER

The following information applies to the Forward Credit Analysis Long/Short Fund (the “Fund”) only:

David Hammer is no longer involved in the day-to-day management of the Fund. Accordingly, effective immediately, all references to Mr. Hammer in each of the prospectuses and the statement of additional information are deleted.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP CLS PM 01152014